Income Tax Expense - Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	¥ 53,089	¥ 45,140	¥ 57,815
Tax calculated at a tax rate of 25%	13,272	11,285	14,454
Tax return true-up	1,275	1,887	2,008
Effect of income taxes from international operations in excess of taxes at the PRC statutory tax rate	693	1,797	910
Effect of preferential tax rate	(5,058)	(2,418)	(5,436)
Tax effect of income not subject to tax	(3,401)	(4,935)	(2,875)
Tax effect of expenses not deductible for tax purposes	9,515	8,152	6,665
Income tax expense	¥ 16,296	¥ 15,768	¥ 15,726